UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2015

Date of reporting period: September 30, 2014

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

SEMI-ANNUAL REPORT (Unaudited)

For the Period Ended September 30, 2014

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Fund

Statement of Assets and Liabilities (Unaudited)

As of September 30, 2014

Assets:
Investment in Blackstone Alternative Alpha Master Fund (“Master Fund”), at fair value (Cost $623,026,771)	$683,484,153
Cash	8,176,368
Investment subscription paid in advance to Master Fund	9,350,000
Prepaid expenses	62,838
Interest receivable	526

Total assets	701,073,885

Liabilities:
Shareholder subscriptions received in advance	14,432,242
Shareholder redemptions payable	6,610,884
Payable to Investment Manager	712,210
Accrued expenses and other liabilities	2,592,156

Total liabilities	24,347,492

Net assets	$676,726,393

Components of Net Assets:
Paid-in capital	$618,083,471
Accumulated net investment loss	(7,100,906)
Accumulated net realized gain	5,286,446
Net unrealized appreciation on investments	60,457,382

Net assets	$676,726,393

Net Asset Value:
Net assets	$676,726,393
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	566,083

Net asset value per share	$1,195.45

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Schedule of Investment (Unaudited)

September 30, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	570,635	$623,026,771	$683,484,153	101.00%
Other assets, less liabilities			(6,757,760)	(1.00)%

Total Net Assets			$676,726,393	100.00%

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2014

Fund Income:
Interest	$4,803

Fund Expenses:
Distribution	1,894,037
Shareholder service	789,182
Legal	263,750
Administration	127,523
Printing	115,750
Insurance	61,693
Trustees	30,995
Professional	26,400
Transfer agent fees	22,623
Custody	2,656
Other	72,973

Total Fund expenses	3,407,582

Less expenses reimbursed by Investment Manager*	(405,056)

Net Fund expenses	3,002,526

Net Investment Loss	(2,997,723)

Net Increase in Net Assets from Investments:
Net change in unrealized appreciation from investment in Master Fund	20,034,328

Net Increase in Net Assets from Investments	20,034,328

Net Increase in Net Assets from Operations	$17,036,605

*	The reimbursement includes expenses incurred by the Fund and Master Fund. See Note 6.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(2,997,723)	$(3,327,950)
Realized gain distribution from Master Fund	—	5,003,779
Net change in unrealized appreciation from investment in Master Fund	20,034,328	26,826,118

Net increase in net assets from operations	17,036,605	28,501,947

Capital Transactions:
Shareholder subscriptions	150,612,324	304,574,377
Shareholder redemptions	(11,818,300)	(8,672,347)
Early withdrawal fee	44,382	18,699

Increase in net assets from capital transactions	138,838,406	295,920,729

Net Assets:
Total increase in net assets	155,875,011	324,422,676
Beginning of period	520,851,382	196,428,706

End of period	$676,726,393	$520,851,382

Accumulated net investment loss	$(7,100,906)	$(4,103,183)

Share Transactions:
Beginning of period	447,423	182,267
Shares issued	128,548	272,767
Shares redeemed	(9,888)	(7,611)

End of period	566,083	447,423

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2014

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$17,036,605
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation from investment in Master Fund	(20,034,328)
Purchase of investment in Master Fund and subscription paid in advance to Master Fund	(113,272,346)
Increase in prepaid expenses	(28,896)
Increase in interest receivable	(273)
Increase in payable to Investment Manager	359,848
Increase in accrued expenses and other liabilities	900,738

Net cash used in operating activities	(115,038,652)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	127,284,499
Payments for shareholder redemptions of shares	(8,570,304)

Net cash provided by financing activities	118,714,195

Net change in cash	3,675,543
Cash, beginning of period	4,500,825

Cash, end of period	$8,176,368

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Financial Highlights (Unaudited)

	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,164.11	$1,077.70	$1,000.00
Income from Investment Operations:
Net investment loss[1]	(5.61)	(10.12)	(1.84)
Net realized and unrealized gain from investments	36.87	96.47	85.33

Net income from investment operations	31.26	86.35	83.49

Distribution of net investment income to shareholders	—	—	(5.81)

Early withdrawal fee	0.08	0.06	0.02

Net Asset Value, End of Period	$1,195.45	$1,164.11	$1,077.70

Financial Ratios:[2]
Service fees	0.85%	0.85%	0.85%
Other expenses to average net assets for the Fund before reimbursement from Investment Manager	0.23%	0.38%	1.16%
Reimbursement from Investment Manager[3]	(0.13)%	(0.33)%	(1.83)%

Total expenses to average net assets for the Fund after reimbursement from Investment Manager[4]	0.95%	0.90%	0.18%

Net investment loss to average net assets for the Fund	(0.95)%	(0.90)%	(0.18)%

Portfolio turnover[5]	6.00%	10.30%	9.01%

Total return[6]	2.69%	8.02%	8.38%

Net assets, end of period (000s)	$676,726	$520,851	$196,429

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	The reimbursement includes expenses incurred by the Fund and the Master Fund. See Note 6.
[4]

In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 6. The expenses of the Master Fund represent 1.52%, 1.56% and 2.27% on an annualized basis, of average net assets for the Fund for the periods ended September 30, 2014, March 31, 2014 and March 31, 2013, respectively. The net expense ratio for the Fund, including the applicable Master Fund expenses, is 2.47%, 2.46% and 2.45%, on an annualized basis, for the periods ended September 30, 2014, March 31, 2014 and March 31, 2013, respectively.

[5]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.
[6]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios does not reflect the Fund’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Unaudited)

September 30, 2014

1. Organization

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s consolidated financial statements and notes to consolidated financial statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with these financial statements. As of September 30, 2014, the Fund held a 96.79% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2014

3. Significant Accounting Policies

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s consolidated financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis.

Cash

At September 30, 2014, the Fund had $8,176,368 of cash held at a major U.S. bank.

Contingencies

Under the Fund’s Agreement and Declaration of Trust (“Declaration of Trust”), the Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund files U.S. federal and various state and local tax returns.

Management of the Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns for the current open tax years ending October 31, 2012, October 31, 2013 and October 31, 2014, and has concluded, as of September 30, 2014, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (defined below) of the Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2014

4. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund may, as a practical expedient, estimate the fair value of the investment in the Master Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the investment in the Master Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Fund’s investment in the Master Fund shall be categorized within Level 2 if the Fund has the ability to redeem its investment in the Master Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Fund has categorized within Level 3, its investment in the Master Fund that is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

The classification of investment in the Master Fund in the table below is indicative of the Fund’s classification of its investment in the Master Fund. It is not meant to be indicative of the classification of investments in Investee Funds of the Master Fund within the fair value hierarchy.

The following is a summary categorization, as of September 30, 2014, of the Fund’s investment based on the level of inputs utilized in determining the value of such investments:

Investments	Level 1	Level 2	Level 3	Total
Investment in the Master Fund	$—	$—	$683,484,153	$683,484,153
	$—	$—	$683,484,153	$683,484,153

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2014

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investment in Master Fund
Beginning Balance April 1, 2014	$524,942,992
Transfers into Level 3	—
Transfers out of Level 3	—
Net realized gain	—
Net change in unrealized appreciation	20,034,328
Reinvestment of realized gains	—
Purchases	138,506,833
Sales	—

Ending Balance September 30, 2014	$683,484,153

Change in unrealized appreciation related to investments still held as of September 30, 2014	$20,034,328

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between Levels 1, 2, or 3 for the period ended September 30, 2014.

5. Fund Terms

Issuance of Shares

The Fund will issue shares of beneficial interest (“Shares”) to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares.

The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Repurchase of Shares

The Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares in a repurchase offer that has a Tender Valuation Date within the 12 month period following the original issue date of such Shares will be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2014

6. Related Party Transactions

Management Fee

The Investment Manager will not charge the Fund an advisory fee as long as substantially all of the assets of the Fund are invested in the Master Fund. The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is prorated.

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as defined below) not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses includes all expenses of the Fund and the Fund’s pro-rata share of expenses incurred by the Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee (as defined below), (iii) fees and expenses of the limited partnerships and investment funds (“Investee Funds”) in which the Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or the Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of BAAM). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for any month exceeds the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Manager may discontinue its obligations under the Agreement at any time in its sole discretion after August 31, 2016. The Fund has agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, to the extent the Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The repayment may not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) in the month of repayment to exceed the Expense Cap. As of September 30, 2014, the repayments that potentially may be made by the Fund to the Investment Manager total $3,978,152. Of this amount, repayments of $3,573,096 have a maximum expiration date of March 31, 2017 and repayments of $405,056 have a maximum expiration date of March 31, 2018.

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares of the Fund (the “Distributor”). The Fund pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.85% (annualized) of the average net assets of the Fund.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund was allocated $405,056 of the repayment amount which reduced the amount payable by the Fund to the Investment Manager for reimbursement of such expenses. As of September 30, 2014, the Fund had a net payable to the Investment Manager of $712,210 recorded in the Statement of Assets and Liabilities.

Blackstone Alternative Alpha Fund

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2014

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds held by the Master Fund may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds held by the Master Fund invest in these instruments for trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, has exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See notes to the Consolidated Master Fund’s financial statements.

Credit Risk

The Fund is subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty failed to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

8. Subsequent Events

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On September 25, 2014, the Fund commenced an offer to purchase (the “Offer”) up to 83,569 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2014. As of October 24, 2014, the expiration date of the Offer, 4,922 Shares were tendered for repurchase and such tendered Shares have been accepted by the Fund.

On October 31, 2014, the Fund announced that it expects to pay a year-end distribution to its shareholders of record on December 31, 2014. The amount of the distribution will be declared on the declaration date.

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited)

September 30, 2014

Management of the Fund

The Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund, (the “Independent Trustees”). The Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Trustees serving on the Board of Trustees were elected by the initial shareholder of the Fund. The Fund’s Board of Trustees also serves as the board of trustees of the Master Fund and the board of trustees of the Blackstone Alternative Alpha Fund II (“BAAF II”), an affiliate of the Fund that also invests substantially all of its assets in the Master Fund. The Fund, Master Fund and BAAF II will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

The Master-Feeder Funds pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Master-Feeder Funds $30,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds. The Chairman of the Master-Feeder Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master-Feeder Funds for their travel expenses related to Board meetings, continuing education and conferences.

Allocation of Investments

The Fund invests substantially all of its assets in the Master Fund. See the Consolidated Master Fund’s supplemental information for the allocation of investments among asset classes.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Fund’s and the Master Fund’s portfolio securities, and information regarding how the Fund and the Master Fund voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2014 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Privacy Policy

This privacy policy sets forth BAAM’s policies with respect to nonpublic personal information of individual investors, shareholders, prospective investors and former investors of investment funds managed by BAAM. These policies apply to individuals only and are subject to change.

BAAM collects nonpublic personal information about Investors from the information it receives in subscription agreements and information relating to an Investor’s transactions with BAAM.

BAAM does not disclose any nonpublic personal information about the Investors to anyone other than (i) fund administrators and other service providers as necessary in order to service each BAAM Investor’s investment with BAAM, (ii) The Blackstone Group L.P. and its affiliates (collectively, “TBG”) in order to determine the Investor’s eligibility for services offered by TBG, and (iii) as permitted by law.

By calling 1-855-890-7725, an Investor may limit the extent to which BAAM shares the Investor’s personal information with TBG in order to determine the Investor’s eligibility for investment services offered by TBG. However, BAAM still may share such personal information with TBG as necessary to service such Investor’s investment with BAAM or under other circumstances permitted by law. TBG also may market investment services to Investors where TBG has its own relationship with an Investor. Once an Investor has informed BAAM about his or her privacy preferences, they will remain in effect until the Investor notifies BAAM otherwise.

It also may be necessary under anti-money laundering and similar laws to disclose information about Investors in order to accept subscriptions from them. BAAM also will release information about Investors if compelled to do so by law in connection with any government request or investigation, or if any Investors direct BAAM to do so.

Information Safeguarding Policy

Except as otherwise expressly provided above, BAAM restricts access to nonpublic personal information about Investors to its employees and agents who need to know the information to enable BAAM to service the Investors. BAAM maintains physical, electronic and procedural safeguards to guard each Investor’s nonpublic personal information.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities (Unaudited)

As of September 30, 2014

Assets:
Investments in Investee Funds, at fair value (Cost $620,947,383)	$699,026,937
Cash	4,010,387
Investment subscriptions paid in advance to Investee Funds	16,300,000
Receivable from investment sold	522,178
Prepaid expenses	63,508
Interest receivable	1,280
Other assets	22,590

Total assets	719,946,880

Liabilities:
Shareholder subscriptions received in advance	10,080,000
Management fees payable	2,149,865
Payable to Investment Manager	1,287,837
Accrued expenses and other liabilities	295,671

Total liabilities	13,813,373

Net assets	$706,133,507

Components of Net Assets:
Paid-in capital	$644,374,081
Accumulated net investment loss	(14,093,880)
Accumulated net realized loss	(2,226,248)
Net unrealized appreciation on investments	78,079,554

Net assets	$706,133,507

Net Asset Value:
Net assets	$706,133,507
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	589,545

Net asset value per share	$1,197.76

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

September 30, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
JANA Nirvana Fund, L.P.		$50,000,000	$52,178,932	7.39%	Quarterly	60 Days
Bay Pond Partners, L.P.(2)		44,700,000	49,110,134	6.95%	Semi-annually	45 Days
Coatue Qualified Partners, L.P.		46,300,000	45,493,283	6.44%	Quarterly	45 Days
Samlyn Offshore, Ltd.(3)	36,483	37,000,000	40,793,443	5.78%	Semi-annually	45 Days
Southpoint Qualified Fund LP		35,300,000	40,185,905	5.69%	Quarterly	60 Days
Glenview Institutional Partners, L.P.		24,400,000	36,986,040	5.24%	Quarterly	45 Days
Pershing Square, L.P.		26,100,000	35,816,114	5.07%	Quarterly	65 Days
Turiya Fund LP		24,080,000	35,449,143	5.02%	Quarterly	45 Days
Hoplite Partners, L.P.		34,600,000	35,431,436	5.02%	Quarterly	45 Days
AKO Partners L.P.(3)		30,996,864	32,394,116	4.59%	Quarterly	90 Days
Shearwater Offshore, Ltd.(3)	250,000	25,000,000	25,946,600	3.67%	Annually	60 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	17,991,909	2.55%	Annually	45 Days
Visium Balanced Offshore Fund, Ltd.(3)	4,683	9,230,000	12,193,966	1.73%	Quarterly	60 Days
Soroban Opportunities Cayman Fund Ltd(3)	10,000	10,000,000	9,576,054	1.36%	Quarterly	60 Days
Soroban Cayman Fund Ltd(3)	1,308	1,738,000	2,835,555	0.40%	Quarterly	60 Days

Total		411,844,864	472,382,630	66.90%

Event-Driven(b)
Corvex Partners LP		60,530,000	70,481,828	9.98%	Quarterly	60 Days

Credit-Driven(c)
Magnetar Constellation Fund, Ltd(3)	47,800	47,800,000	52,360,710	7.41%	Quarterly	90 Days

Multi-Category(d)
Elliott International Limited(3)	23,640	24,465,918	25,135,611	3.56%	Quarterly – Semi-annually	60 Days
HBK Multi-Strategy Offshore Fund Ltd.(3)	18,977	18,976,601	19,772,505	2.80%	Quarterly	90 Days

Total		43,442,519	44,908,116	6.36%

Relative Value(e)
Renaissance Institutional Diversified Alpha Fund International L.P.(3)		27,000,000	27,337,711	3.87%	Monthly	45 Days

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2014

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Global Macro(f)
Tudor BVI Global Fund Ltd.(3)	161	$19,080,000	$20,826,755	2.95%	Quarterly	60 Days

Managed Futures(g)
BlueTrend Fund Limited(3)	39,351	11,250,000	10,729,187	1.52%	Monthly	30 Days

Total Investments in Investee Funds(4)(5)		$620,947,383	$699,026,937	98.99%

Other assets, less liabilities			7,106,570	1.01%

Total Net Assets			$706,133,507	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 for Fair Value Hierarchy disclosure.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $346,010,000, with a fair value of $401,132,815.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $274,937,383, with a fair value of $297,894,122.
(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Event-Driven strategy generally includes Investee Funds that are generally event-driven-focused and seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.
(c)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset-backed securities.
(d)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(e)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.
(f)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(g)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that invest in systematic futures and foreign exchange forward trading strategies.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2014

Net Investment Loss:
Income:
Interest	$8,554

8,554

Expenses:
Management fees	4,064,452
Administration	285,693
Legal	145,250
Risk monitoring	116,797
Professional	108,156
Commitment fees	74,317
Insurance	63,508
Trustee	37,770
Custody	26,126
Interest	15,719
Transfer agent fees	12,510
Other	13,296

Total expenses	4,963,594

Net Investment Loss	(4,955,040)

Net Increase in Net Assets from Investments:
Net realized gain from investments in Investee Funds	1,175,145
Net change in unrealized appreciation from investments in Investee Funds	24,474,687

Net Increase in Net Assets from Investments	25,649,832

Net Increase in Net Assets from Operations	$20,694,792

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(4,955,040)	$(5,832,515)
Net realized gain from investments in Investee Funds	1,175,145	830,538
Net change in unrealized appreciation from investments in Investee Funds	24,474,687	36,925,194

Net increase in net assets from operations	20,694,792	31,923,217

Distributions of realized gains to shareholders	—	(5,017,393)

Capital Transactions:
Shareholder subscriptions	152,129,888	305,037,234
Reinvestment of dividends	—	5,017,393

Increase in net assets from capital transactions	152,129,888	310,054,627

Net Assets:
Total increase in net assets	172,824,680	336,960,451
Beginning of period	533,308,827	196,348,376

End of period	$706,133,507	$533,308,827

Accumulated net investment loss	$(14,093,880)	$(9,138,840)

Share Transactions:
Beginning of period	459,457	182,177
Shares issued	130,088	272,912
Shares reinvested	—	4,368

End of period	589,545	459,457

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2014

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$20,694,792
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in Investee Funds	(1,175,145)
Net change in unrealized appreciation from investments in Investee Funds	(24,474,687)
Purchase of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(160,610,000)
Proceeds from redemptions of investments in Investee Funds	37,940,400
Increase in prepaid expenses	(63,508)
Increase in interest receivable	(103)
Increase in other assets	(22,590)
Increase in management fees payable	578,097
Increase in payable to Investment Manager	918,508
Decrease in accrued expenses and other liabilities	(113,692)

Net cash used in operating activities	(126,327,928)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	124,970,401
Proceeds from borrowings under credit facility	20,750,000
Repayment of borrowings under credit facility	(20,750,000)

Net cash provided by financing activities	124,970,401

Net change in cash	(1,357,527)
Cash, beginning of period	5,367,914

Cash, end of period	$4,010,387

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$15,719

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights (Unaudited)

	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Per Share Opening Performance:
Net Asset Value, Beginning of Period	$1,160.74	$1,077.79	$1,000.00
Income from Investment Operations:
Net investment loss [1]	(9.03)	(17.68)	(23.23)
Net realized and unrealized gain from investments	46.05	114.37	102.99

Net income from investment operations	37.02	96.69	79.76

Distributions of realized gains to shareholders	—	(13.74)	(1.97)

Net Asset Value, End of Period	$1,197.76	$1,160.74	$1,077.79

Financial Ratios: [2]
Expenses to average net assets	1.52%	1.57%	2.28%

Net investment loss to average net assets	(1.52)%	(1.56)%	(2.27)%

Portfolio turnover	6.00%	10.30%	9.01%

Total return [3]	3.19%	8.98%	7.99%

Net assets, end of period (000s)	$706,134	$533,309	$196,348

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2014

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non- diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All intercompany accounts and transactions have been eliminated in consolidation.

The Master Fund and the Intermediate Fund are investment companies in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net increase in net assets from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into, and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash

At September 30, 2014, the Consolidated Master Fund had $4,010,387 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Declaration of Trust, the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund.

Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Consolidated Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Consolidated Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns for the current open tax years ending October 31, 2012, October 31, 2013 and October 31, 2014, and has concluded, as of September 30, 2014, no provision for income tax would be required in the Consolidated Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes, and is therefore not subject to U.S. income tax. However, as a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are consolidated into the Master Fund’s investment company taxable income.

For the current open tax years and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex- dividend date.

Borrowings Under Credit Facility

The Master Fund has a secured revolving borrowing facility (the “Facility”) for $21,000,000 (the “Maximum Principal Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Master Fund. Under the terms of the agreement, the Maximum Principal Amount may be increased or decreased upon mutual written consent of the Fund and the lender. Outstanding borrowings bear interest at a rate equal to LIBOR plus 1.00% per annum (1.23% at September 30, 2014). A commitment fee is charged in the amount of 0.70% per annum on the total commitment amount of the Facility. Outstanding borrowings and accrued interest are due no later than December 31, 2014, the expiration date of the Facility, at which time the Master Fund and the lender can agree to extend the existing agreement. At September 30, 2014, the Master Fund had no outstanding borrowings under the Facility.

4. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in an Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund has categorized within Level 3, investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds, as set forth in their governing legal agreements, may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or investments that were made at different points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at September 30, 2014.

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of September 30, 2014, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Investments in Investee Funds by Strategy	Level 1	Level 2	Level 3	Total
Equity	$—	$225,603,016	$246,779,614	$472,382,630
Event-Driven	—	—	70,481,828	70,481,828
Credit-Driven	—	—	52,360,710	52,360,710
Multi-Category	—	356,397	44,551,719	44,908,116
Relative Value	—	27,337,711	—	27,337,711
Global Macro	—	20,826,755	—	20,826,755
Managed Futures	—	10,729,187	—	10,729,187
	$—	$284,853,066	$414,173,871	$699,026,937

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Event- Driven	Credit- Driven	Multi- Category	Total
Beginning Balance April 1, 2014	$201,927,277	$46,838,598	$40,580,236	$19,855,853	$309,201,964
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(42,593,597)	—	—	(341,879)	(42,935,476)
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation	13,855,934	4,353,230	1,780,474	1,017,745	21,007,383
Purchases	73,590,000	19,290,000	10,000,000	24,020,000	126,900,000
Sales	—	—	—	—	—

Ending Balance September 30, 2014	$246,779,614	$70,481,828	$52,360,710	$44,551,719	$414,173,871

Change in unrealized appreciation related to investments still held as of September 30, 2014	$13,855,934	$4,353,230	$1,780,474	$1,017,745	$21,007,383

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

The Consolidated Master Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 are primarily due to updated liquidity terms, transfers between different strategies, or upon expiration of liquidity restrictions.

The following table summarizes investments in Investee Funds, by investment strategy and the amount of the investments in Investee Funds that cannot be redeemed because of redemption restrictions put in place by the Investee Funds. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Category (A)		Category (B)
		Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date	Total $ (A) + (B)

Equity	—	246,779,614	24 months	—	N/A	246,779,614

Event-Driven	—	70,481,828	12 months	—	N/A	70,481,828

Credit-Driven	—	52,360,710	24 months	—	N/A	52,360,710

Multi-Category	—	44,551,719	24 months	—	N/A	44,551,719

Category (A) Investments in Investee Funds cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for Investee Funds as defined in each respective Investee Fund’s governing legal agreements without consideration of the length of time elapsed from the date of investments in the Investee Fund. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investments in Investee Funds cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

Purchases and sales of investments for the period ended September 30, 2014 were $180,900,000 and $36,474,836, respectively.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

Repurchase of Shares

The Master Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Shares from shareholders pursuant to written tenders, the Master Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases.

6. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of September 30, 2014, the Consolidated Master Fund had $1,287,837 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments that the Investee Funds make. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2014

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of September 30, 2014, the aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$626,388,123

Gross unrealized appreciation	$74,968,890
Gross unrealized depreciation	(2,330,076)

Net unrealized appreciation	$72,638,814

9. Subsequent Events

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On September 25, 2014, the Master Fund commenced an offer to purchase (the “Offer”) up to 86,199 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2014. The Offer expires on December 19, 2014.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited)

September 30, 2014

Management of the Fund

The Consolidated Master Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the initial shareholder of the Master Fund. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds. The Master Fund and the Feeder Funds will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

The Master-Feeder Funds pay no compensation to any of their officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Master-Feeder Funds $30,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds. The Chairman of the Master-Feeder Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master-Feeder Funds for their travel expenses related to Board meetings, continuing education and conferences.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2014.

Assets Class(1)	Fair Value	%
Equity	$472,382,630	67.58%
Event-Driven	70,481,828	10.08%
Credit-Driven	52,360,710	7.49%
Multi-Category	44,908,116	6.42%
Relative Value	27,337,711	3.91%
Global Macro	20,826,755	2.98%
Managed Futures	10,729,187	1.54%

Total Investments	$699,026,937	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

September 30, 2014

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2014, is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator and Fund Accounting Agent

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206-5049

Custodian

Citibank

388 Greenwich Street,

New York, NY 10013

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street, 16th floor

Boston, MA 02116

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable to this semi-annual report.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date December 4, 2014

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date December 4, 2014